Cost of sales, exclusive of depreciation and amortization (Tables)	6 Months Ended
Dec. 31, 2025
Cost of sales, exclusive of depreciation and amortization.
Schedule of inventory write-downs

	Three Months Ended December 31,		Six Months Ended December 31,
(in € thousands)	2024	2025	2024	2025
Inventory write-downs	(1,751)	(4,062)	(5,335)	(7,252)